LAW DEPARTMENT

Transamerica Occidental Life
Insurance Company
1150 South Olive Street
Los Angeles, CA  90015

Telephone 213-742-3129
Fax 213-741-6623



March 11, 2005



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re: Transamerica Separate Account VA-8 of Transamerica Life Insurance and Annuity Company (File No. 333-32664)

Dear Commissioners:

On behalf of Transamerica Separate Account VA-8 of Transamerica Life Insurance and Annuity Company ("separate account"), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:

Alger American Income and Growth

Alliance VP Growth and Income - Class B
Alliance VP Premier Growth - Class B

Dreyfus VIF Appreciation
Dreyfus VIF Developing Leaders

Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth -Service Shares

MFS VIT Emerging Growth
MFS VIT Investor Trust Series
MFS VIT Research

MS UIF Emerging Markets Equity
MS UIF Fixed Income
MS UIF High Yield
MS UIF International Magnum

OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap

PIMCO VIT StocksPlus Growth and Income

Transamerica VIF Growth
Transamerica VIF Money Market

These Annual Reports are for the period ending December 31, 2004 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,



David M. Goldstein
Senior Vice President

Entity:  AEGON/Transamerica Transamerica Equity
         AEGON/Transamerica Transamerica Money Market
File No.:         811-4419
Date of Filing:   3-10-05
Accession No.     0001104659-05-010436
CIK:     0000778207


Entity:  Alger American Fund Income and Growth - Class O
File No.:         811-05550
Date of Filing:   2-23-05
Accession No.     0000930413-05-001091
CIK:     0000930413


Entity:  AllianceBernstein VP Growth and Income - Class B
AllianceBernstein VP Premier Growth - Class B
File No.:         811-05398
Date of Filing:  3-10-05
Accession No.  000936772-05-000089
CIK: 0000825316


Entity:  Dreyfus VIF Appreciation - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares
File No.:         811-05125
Date of Filing:   02-23-05
Accession No.      0000813383-05-000004
CIK:     0000813383


Entity:  Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   2-25-05
Accession No.     0000906185-05-000003
CIK:     0000906185

Entity:  MFS VIT Emerging Growth - Initial Class
MFS VIT Research Series - Initial Class
MFS VIT Investor Trust Series - Initial Class
File No.:         811-08326
Date of Filing:    3-4-05
Accession No.     0000950156-05-000127
CIK:  0000918571

Entity:  Miller Anderson UIF Core Plus Fixed Income - Class 1
Miller Anderson UIF High Yield - Class 1
File No.:         811-07607
Date of Filing:   3-9-05
Accession No.  0001047469-05-005903
CIK:  0001011378


Entity:  OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap
File No.:         811-08512
Date of Filing:   3-10-05
Accession No.     0001047469-05-006085
CIK:     0000923185

Entity:  Miller Anderson UIF Core Plus Fixed Income - Class 1
Miller Anderson UIF High Yield - Class 1
File No.:         811-07607
Date of Filing:   3-9-05
Accession No.  0001047469-05-005903
CIK:  0001011378

Entity:   PIMCO Advisors VIT OpCap Managed Portfolio
PIMCO Advisors VIT OpCap Small Cap Portfolio
File No.:         811-08512
Date of Filing:   3-10-05
Accession No.     0001047469-05-006085
CIK:     0000923185